Consolidated Statements of Shareholders' Deficit (Unaudited) - USD ($)	Common Shares	Allocation Shares	Additional Paid-In Capital	Accumulated Deficit	Non-Controlling Interest	Total
Beginning Balance, Amount at Dec. 31, 2016	$ 3,115	$ 1,000	$ 11,891	$ (685,887)		$ (669,881)
Beginning Balance, Shares at Dec. 31, 2016	3,115,625
Non-controlling interest granted in the acquisition of Neese, Inc.					852,863	852,863
Net loss				(473,837)	(194,339)	(668,176)
Ending Balance, Amount at Dec. 31, 2017	$ 3,115	1,000	11,891	(1,159,724)	658,524	(485,194)
Ending Balance, Shares at Dec. 31, 2017	3,115,625
Net loss				(529,145)	(264,047)	(793,192)
Ending Balance, Amount at Mar. 31, 2018	$ 3,115	1,000	11,891	(1,688,869)	394,477	(1,278,386)
Ending Balance, Shares at Mar. 31, 2018	3,115,625
Beginning Balance, Amount at Dec. 31, 2017	$ 3,115	1,000	11,891	(1,159,724)	658,524	(485,194)
Beginning Balance, Shares at Dec. 31, 2017	3,115,625
Net loss				(995,360)	(546,513)	(1,541,873)
Ending Balance, Amount at Dec. 31, 2018	$ 3,115	1,000	11,891	(2,155,084)	112,011	(2,027,067)
Ending Balance, Shares at Dec. 31, 2018	3,115,625
Beginning Balance, Amount at Mar. 31, 2018	$ 3,115	1,000	11,891	(1,688,869)	394,477	(1,278,386)
Beginning Balance, Shares at Mar. 31, 2018	3,115,625
Net loss				(237,586)	(187,184)	(424,770)
Ending Balance, Amount at Jun. 30, 2018	$ 3,115	1,000	11,891	(1,926,455)	207,293	(1,703,156)
Ending Balance, Shares at Jun. 30, 2018	3,115,625
Net loss				(253,162)	(173,217)	(426,379)
Ending Balance, Amount at Sep. 30, 2018	$ 3,115	1,000	11,891	(2,179,617)	34,076	(2,129,535)
Ending Balance, Shares at Sep. 30, 2018	3,115,625
Beginning Balance, Amount at Dec. 31, 2018	$ 3,115	1,000	11,891	(2,155,084)	112,011	(2,027,067)
Beginning Balance, Shares at Dec. 31, 2018	3,115,625
Net loss				(368,579)	(266,680)	(635,259)
Ending Balance, Amount at Mar. 31, 2019	$ 3,115	1,000	11,891	(2,523,663)	(154,669)	(2,662,326)
Ending Balance, Shares at Mar. 31, 2019	3,115,625
Common shares and warrants issued in connection with convertible note payable, Amount	$ 50		430,123			430,173
Common shares and warrants issued in connection with convertible note payable, Shares	50,000
Net loss				(824,951)	(430,789)	(1,255,740)
Ending Balance, Amount at Jun. 30, 2019	$ 3,165	1,000	442,014	(3,348,614)	(585,458)	(3,487,893)
Ending Balance, Shares at Jun. 30, 2019	3,165,625
Net loss				(784,711)	(395,258)	(1,179,969)
Ending Balance, Amount at Sep. 30, 2019	$ 3,165	$ 1,000	$ 442,014	$ (4,133,325)	$ (980,716)	$ (4,667,862)
Ending Balance, Shares at Sep. 30, 2019	3,165,625